Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP 004	12 Months Ended
Jan. 31, 2026 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	71-0415188
Plan number	004
Current value	$ 211,353,868
Notes Receivable from Participants	$ 10,645,049
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 186,042,787
Investment, Identifier [Axis]: Bank of America N.A. Merrill Lynch Bank Deposit | Cash Equivalent, 3.15%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.15%
Current value	$ 1,075,935
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A., LifePath Index 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	20,506,989
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A., LifePath Index 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	31,633,340
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A., LifePath Index 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	38,724,716
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A., LifePath Index 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	33,392,334
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A., LifePath Index 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	21,298,095
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A., LifePath Index 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,424,774
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A., LifePath Index 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,144,474
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A., LifePath Index 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,347,930
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A., LifePath Index 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	498,519
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A., LifePath Index Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,804,960
Investment, Identifier [Axis]: Inestments | Walmart Inc. Equity Securities | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	24,235,146
Investment, Identifier [Axis]: The Vanguard Group, Inc., Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	978,499
Investment, Identifier [Axis]: The Vanguard Group, Inc., Total Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	142,295
Investment, Identifier [Axis]: The Vanguard Group, Inc., Total International Stock Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	514,167
Investment, Identifier [Axis]: The Vanguard Group, Inc., Total Stock Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 1,631,695